Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pre-tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	$ (112,511)	$ 75,239	$ 110,583
Less: reclassification adjustment of realized capital gains and losses	27,975	431	28,264
Unrealized net capital gains and losses	(140,486)	74,808	82,319
Unrealized foreign currency translation adjustments	1,312	(642)	(262)
Other comprehensive income	(139,174)	74,166	82,057
Tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	39,379	(26,333)	(38,704)
Less: reclassification adjustment of realized capital gains and losses	(9,791)	(151)	(9,892)
Unrealized net capital gains and losses	49,170	(26,182)	(28,812)
Unrealized foreign currency translation adjustments	(459)	225	92
Other comprehensive income	48,711	(25,957)	(28,720)
After-tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	(73,132)	48,906	71,879
Less: reclassification adjustment of realized capital gains and losses	18,184	280	18,372
Unrealized net capital gains and losses	(91,316)	48,626	53,507
Unrealized foreign currency translation adjustments	853	(417)	(170)
Other comprehensive income	$ (90,463)	$ 48,209	$ 53,337